ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Mar. 31, 2013
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	March 31,
	2012	2013
	RMB	RMB
Business and other taxes payable	4,701,736	6,276,692
Accrued payroll and welfare	17,688,960	15,684,309
Accrued test monitoring fees	12,379,899	14,946,724
Accrued certificates costs	8,126,036	2,593,694
Royalty fees payable	8,651,161	9,721,066
Income taxes payable	1,173,344	8,802,858
Other current liabilities	11,011,285	14,165,917
Total accrued expenses and other payables	63,732,421	72,191,260